Note 21 - Deferred Income Tax (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Disclosure of deferred tax assets and liabilities [text block]
(all amounts in thousands of U.S. dollars)	Fixed assets	Inventories	Intangible and Other	Total
At the beginning of the year	651,339	19,396	118,062	788,797
Translation differences	1,644	-	253	1,897
Increase due to business combinations	89,306	-	43,397	132,703
Charged to other comprehensive income	-	-	(1,194)	(1,194)
Income statement (credit)	(39,874)	(4,141)	(34,725)	(78,740)
At December 31, 2020	702,415	15,255	125,793	843,463
(all amounts in thousands of U.S. dollars)	Fixed assets	Inventories	Intangible and Other	Total
At the beginning of the year	710,995	25,048	46,532	782,575
Translation differences	(347)	-	(4)	(351)
Increase due to business combinations	5,621	-	11,209	16,830
Charged to other comprehensive income	-	-	423	423
Income statement charge / (credit)	(64,930)	(5,652)	59,902	(10,680)
At December 31, 2019	651,339	19,396	118,062	788,797
(all amounts in thousands of U.S. dollars)	Provisions and allowances	Inventories	Tax losses	Other	Total
At the beginning of the year	(19,653)	(93,404)	(382,832)	(181,606)	(677,495)
Translation differences	1,804	513	1,996	644	4,957
Increase due to business combinations	(7,452)	(24,580)	(33,598)	(34,974)	(100,604)
Charged to other comprehensive income	-	-	-	(1,952)	(1,952)
Income statement charge / (credit)	4,093	31,534	(65,715)	10,930	(19,158)
At December 31, 2020	(21,208)	(85,937)	(480,149)	(206,958)	(794,252)
(all amounts in thousands of U.S. dollars)	Provisions and allowances	Inventories	Tax losses	Other	Total
At the beginning of the year	(16,116)	(86,585)	(396,257)	(86,184)	(585,142)
Translation differences	362	306	497	286	1,451
Increase due to business combinations	(1,160)	(1,413)	(1,172)	(2,238)	(5,983)
Charged to other comprehensive income	-	-	-	(1,261)	(1,261)
Income statement charge / (credit)	(2,739)	(5,712)	14,100	(92,209)	(86,560)
At December 31, 2019	(19,653)	(93,404)	(382,832)	(181,606)	(677,495)

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
(all amounts in thousands of U.S. dollars)	Year ended December 31,
	2020	2019
Deferred tax assets to be recovered after 12 months	(640,603)	(538,274)
Deferred tax liabilities to be settled after 12 months	840,892	766,852

Deferred tax [text block]
(all amounts in thousands of U.S. dollars)	Year ended December 31,
	2020	2019
Deferred tax assets	(205,590)	(225,680)
Deferred tax liabilities	254,801	336,982
	49,211	111,302
	Year ended December 31,
	2020	2019
At the beginning of the year	111,302	197,433
Translation differences	6,854	1,100
Increase due to business combinations	32,099	10,847
Charged to other comprehensive income	(3,146)	(838)
Income statement (credit)	(97,898)	(97,240)
At the end of the year	49,211	111,302